Commitments - Schedule of Minimum Payments of Non-Cancellable Operating Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Periodic lease payments for operating lease agreements	R$ 10,451,183	R$ 8,394,500
Up to one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Periodic lease payments for operating lease agreements	1,688,080	1,256,660
More than one year up to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Periodic lease payments for operating lease agreements	5,664,189	4,577,550
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Periodic lease payments for operating lease agreements	R$ 3,098,914	R$ 2,560,290